                               INVESTMENT ADVISER
                                Value Line, Inc.
                 220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                      State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
                              Jean Bernhard Buttner
                    Charles E. Reed          Paul Craig Roberts
                      Leo R. Futia            John W. Chandler

                                    OFFICERS
                              Jean Bernhard Buttner
                             CHAIRMAN and PRESIDENT

                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER

                   Alan N. Hoffman              Stephen Grant
                   VICE PRESIDENT               VICE PRESIDENT

                   Jack M. Houston                Stephen La Rosa
                      ASSISTANT                      ASSISTANT
                 SECRETARY/TREASURER            SECRETARY/TREASURER


This report is issued for the information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor.)

                                                                       VLF511208


                          ----------------------------

                                  ANNUAL REPORT
                                December 31, 1995
                              ---------------------
                                 THE VALUE LINE
                                   FUND, INC.









                                     [LOGO]

                             VALUE LINE MUTUAL FUNDS

[LOGO]                                       TO OUR VALUE LINE FUND SHAREHOLDERS
--------------------------------------------------------------------------------




DEAR SHAREHOLDER:

For many equity funds, 1995 was a banner year. This was the case, as well, for The Value Line Fund, Inc. The total return for the 12-month period ended December 31, 1995, was 32.12%, one of our best performances ever. These results compare very favorably with the average total return of 30.79% for growth mutual funds and of 30.82% for growth and income funds, as calculated by Lipper Analytical Services.

Like the coverage of THE VALUE LINE INVESTMENT SURVEY, the Fund's portfolio is broadly diversified. Holdings in small-capitalization and mid-sized companies are significant. The total return last year of small-cap stocks, represented by the Russell 2000 Index, was 28.44%; mid-capitalization stocks overall, represented by the S&P Midcap 400 Index, achieved a total return of 30.95%. The Value Line Fund out performed both of these indexes but was outpaced by the 37.4% return of the Standard & Poor's 500.

For the past year, your Fund has maintained a broader diversification in its portfolio to reduce investment risk. We avoid overweighting specific industries, and individual holdings generally comprise less than 2% of total net assets. Most stocks in the Fund's portfolio have Timeliness-TM- Ranks of 1 or 2, indicating that their current earnings and price momentum are superior, and their valuations are attractive. In addition, the Fund holds some stocks with Timeliness-TM- Ranks of 3, primarily to increase diversification and to enhance the dividend yield of the portfolio. Because the Fund's general orientation is "growth," many holdings are in the technology and healthcare sectors, as opposed to energy, utilities, and other slower-growing industries.

The Fund currently holds about 160 stocks, with the 10 largest positions representing different industry sectors. With this approach, we are relying on the results of the Value Line Timeliness-TM- Ranking System to drive investment performance. Those results have been superior for the past three decades: Stocks ranked 1 or 2 for Timeliness-TM-, as a group, have consistently outperformed the groups of lower-ranked stocks in each of the past 30 years. We also are focusing on our historical strength in selecting individual stocks.

As always, we appreciate the confidence you have demonstrated in Value Line and The Value Line Fund, and we intend to work hard to continue to serve your investment needs in the future.

                              Sincerely,


                              /s/ Jean Bernhard Buttner

                              Jean Bernhard Buttner
                              CHAIRMAN and PRESIDENT

January 25, 1996

--------------------------------------------------------------------------------
                              ECONOMIC OBSERVATIONS

The economy is continuing to slow. Indeed, whereas until recently it looked as though the business expansion still had enough strength left in it for growth to average well above 2% in 1996, the latest statistics paint a somewhat weaker picture. For example, the nation's manufacturers report a continuing drop in activity, while employment growth is down from where it was late last year. Furthermore, American consumers are now less upbeat about the nation's near-term prospects and their own situation than they were earlier in the expansion cycle. All of this now suggests that the economy will grow by just over 1% in the opening quarter of the year and by a bit less than 2% for the full 12 months.

There are good and bad sides to the current economic story. On the plus side is the fact that slow growth will keep labor and materials shortages--which can often lead to higher inflation--at bay. A slowing economy might also nudge the Federal Reserve, which has already lowered interest rates three times since last July, toward a still easier monetary stance in the months ahead, although this scenario is by no means assured. The flip side of the equation is that a softening economy is often a harbinger of a pending deceleration on the corporate earnings front. The first indications of this profit slowdown, in fact, may already be at hand.

For now, at least, our sense is that the current weakening in business will not prove to be the opening act in a recession. Instead, we see several quarters of weak growth followed by a modestly healthier pace of activity in 1997 and 1998. At the same time, we do not envision a protracted drop in corporate profits, but rather a several-quarter-long slowdown followed by a modest recovery later this year or in 1997. All of this assumes, of course, that a workable budget agreement will ultimately come out of Washington.

--------------------------------------------------------------------------------

*PERFORMANCE DATA:

                                                      AVERAGE ANNUAL       GROWTH OF AN ASSUMED
                                                       TOTAL RETURN        INVESTMENT OF $10,000
                                                     ----------------      ---------------------
        1 year ended 12/31/95. . . . . . . . .            32.12%                   $ 13,212

        5 year ended 12/31/95. . . . . . . . .            16.01%                   $ 21,009

        10 years ended 12/31/95. . . . . . . .            13.94%                   $ 36,863

*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

[GRAPH]

                     (Period covered is 1/1/86 to 12/31/95)





--------------------------------------------------------------------------------
*THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                             TEN LARGEST HOLDINGS*
--------------------------------------------------------------------------------

                                                                       DOLLARS         PERCENTAGE
ISSUE                                                 SHARES       (IN THOUSANDS)     OF NET ASSETS
-----------------------------------------------------------------------------------------------------
McDonnell Douglas Corp.                               77,000         $7,084                   2.2%
Medtronic Inc.                                       105,000          5,867                   1.8
Philip Morris Companies, Inc.                         60,000          5,430                   1.7
Safeway, Inc.                                         94,400          4,862                   1.5
Oakwood Homes Corp.                                  122,000          4,682                   1.5
Omnicom Group, Inc.                                  123,400          4,597                   1.4
Equifax, Inc.                                        214,000          4,574                   1.4
Cardinal Health, Inc.                                 81,500          4,462                   1.4
Staples, Inc.                                        179,125          4,365                   1.4
Clayton Homes, Inc.                                  203,125          4,342                   1.4
-----------------------------------------------------------------------------------------------------

                       FIVE LARGEST INDUSTRY CATEGORIES*
-------------------------------------------------------------------------

                                      DOLLARS              PERCENTAGE
INDUSTRY                           (IN THOUSANDS)        OF NET ASSETS
------------------------------------------------------------------------------
Medical Supplies                      $26,097                 8.2%
Financial Services                     20,709                 6.5
Aerospace/Defense                      13,223                 4.2
Computer Software & Services           13,167                 4.1
Computer & Peripherals                 11,104                 3.5
------------------------------------------------------------------------------

                     FIVE LARGEST NET SECURITY PURCHASES *+
------------------------------------------------------------------------------

                                                            COST
ISSUE                                                  (IN THOUSANDS)
------------------------------------------------------------------------------
Philip Morris Companies, Inc.                              $5,083
Travelers Group, Inc.                                       2,488
Evergreen Media Corp. Class "A"                             2,423
Sanifill, Inc.                                              2,309
Intel Corp.                                                 2,277
------------------------------------------------------------------------------


                       FIVE LARGEST NET SECURITY SALES *+
------------------------------------------------------------------------------

                                                         PROCEEDS
ISSUE                                                  (IN THOUSANDS)
------------------------------------------------------------------------------
Cordis Corp.                                               $4,236
Capital Cities/ABC, Inc.                                    4,117
XTRA Corp.                                                  3,496
IBP, Inc.                                                   3,459
Xerox Corp.                                                 3,086
------------------------------------------------------------------------------

*  EXCLUSIVE OF FIXED-INCOME SECURITIES.
+  FOR THE SIX MONTHS ENDED DECEMBER 31, 1995.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
          ADVERTISING (1.7%)
 29,000  *Heritage Media Corp. Class "A" . . . . . . . . . .    $  743
123,400   Omnicom Group, Inc.. . . . . . . . . . . . . . . .     4,597
                                                               -------
                                                                 5,340

          AEROSPACE/DEFENSE (4.2%)
 24,000   Logicon, Inc.. . . . . . . . . . . . . . . . . . .       660
 40,000   Loral Corp.. . . . . . . . . . . . . . . . . . . .     1,415
 77,000   McDonnell Douglas Corp.. . . . . . . . . . . . . .     7,084
 47,000   Northrop Grumman Corp. . . . . . . . . . . . . . .     3,008
 15,000   Sudstrand Corp.. . . . . . . . . . . . . . . . . .     1,058
                                                               -------
                                                                13,223

          APPAREL (0.2%)
 23,000   Warnaco Group, Inc. Class "A". . . . . . . . . . .       575

          AUTO PARTS-ORIGINAL
          EQUIPMENT (0.1%)
 12,000  *ITT Industries, Inc. . . . . . . . . . . . . . . .       288

          BANK (1.1%)
 38,000   Midlantic Corp.. . . . . . . . . . . . . . . . . .     2,494
 41,600   SouthTrust Corp. . . . . . . . . . . . . . . . . .     1,066
                                                               -------
                                                                 3,560

          BANK-MIDWEST (0.2%)
 10,000   Star Banc Corp.. . . . . . . . . . . . . . . . . .       595

          BEVERAGE-ALCOHOLIC (0.8%)
 16,000  *Canadaigua Wine Co., Inc. Class "A". . . . . . . .       522
 75,000  *Mondavi (Robert) Corp. (The) Class "A" . . . . . .     2,071
                                                               -------
                                                                 2,593

          BEVERAGE-SOFT DRINK (0.5%)
 55,000   Coca-Cola Enterprises, Inc.. . . . . . . . . . . .     1,471

          BROADCASTING/CABLE TV (1.7%)
  1,000   Capital Cities/ABC, Inc. . . . . . . . . . . . . .       123
 53,000  *Evergreen Media Corp, Class "A". . . . . . . . . .     1,696
 76,196  *Viacom, Inc. Class "B" . . . . . . . . . . . . . .     3,610
                                                               -------
                                                                 5,429

          CANADIAN ENERGY (0.3%)
 30,000   Imperial Oil Ltd.. . . . . . . . . . . . . . . . .     1,084

          CHEMICAL-DIVERSIFIED (1.9%)
 19,000   First Mississippi Corp.. . . . . . . . . . . . . .       504
 44,000   IMC Global Inc.. . . . . . . . . . . . . . . . . .     1,798
 35,000   Norsk Hydro A.S. (ADR) . . . . . . . . . . . . . .     1,466
 30,000   Pall Corp. . . . . . . . . . . . . . . . . . . . .       806
103,000   Terra Industries, Inc. . . . . . . . . . . . . . .     1,455
                                                               -------
                                                                 6,029

          CHEMICAL-SPECIALTY (3.1%)
 14,000  *Airgas, Inc. . . . . . . . . . . . . . . . . . . .       465
 33,000   Engelhard Corp.. . . . . . . . . . . . . . . . . .       718
 55,000   Hercules, Inc. . . . . . . . . . . . . . . . . . .     3,101
 84,000   Praxair, Inc.. . . . . . . . . . . . . . . . . . .     2,824
 52,000   Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .     2,574
                                                               -------
                                                                 9,682

          COMPUTER AND
          PERIPHERALS (3.5%)
 18,000  *Cabletron Sysyems, Inc.. . . . . . . . . . . . . .     1,458
 20,000  *Cisco Systems, Inc.. . . . . . . . . . . . . . . .     1,493
 34,000  *Compaq Computer Corp.. . . . . . . . . . . . . . .     1,632
 83,000  *Inter-Tel, Inc.. . . . . . . . . . . . . . . . . .     1,281
 39,000   International Business Machines Corp.. . . . . . .     3,578
 27,000  *SCI Systems, Inc.. . . . . . . . . . . . . . . . .       837
 30,000  *Silicon Graphics, Inc. . . . . . . . . . . . . . .       825
                                                               -------
                                                                11,104

          COMPUTER SOFTWARE
          & SERVICES (4.1%)
 79,000  *Ceridian Corp. . . . . . . . . . . . . . . . . . .     3,259
 72,000   Computer Associates International, Inc.. . . . . .     4,095
 46,000   National Data Corp.. . . . . . . . . . . . . . . .     1,138
 75,000  *Oracle Systems Corp. . . . . . . . . . . . . . . .     3,178
 24,000  *Sterling Software Inc. . . . . . . . . . . . . . .     1,497
                                                               -------
                                                                13,167

                                        6




                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

             DIVERSIFIED COMPANIES (2.5%)
    38,000  *Anixter International Inc.. . . . . . . . . . .   $   708
   121,000   Danaher Corp. . . . . . . . . . . . . . . . . .     3,842
   109,725   Mark IV Industries, Inc.. . . . . . . . . . . .     2,167
    14,000   United Technologies Corp. . . . . . . . . . . .     1,328
                                                               -------
                                                                 8,045

             DRUG (2.8%)
    40,000  *Genzyme Corp. . . . . . . . . . . . . . . . . .     2,495
   106,500   Mylan Laboratories Inc. . . . . . . . . . . . .     2,503
    42,000   Pfizer, Inc.. . . . . . . . . . . . . . . . . .     2,646
    32,000  *Quintiles Transnational Corp. . . . . . . . . .     1,312
                                                               -------
                                                                 8,956

             DRUGSTORE (0.4%)
    35,000   Rite Aid Corp.. . . . . . . . . . . . . . . . .     1,199

             ELECTRIC UTILITY-
             CENTRAL (0.2%)
    24,000   Illinova Corp.. . . . . . . . . . . . . . . . .       720

             ELECTRICAL EQUIPMENT (0.2%)
    12,000   Honeywell, Inc. . . . . . . . . . . . . . . . .       583

             ELECTRONICS (2.9%)
    22,000   AMP Inc.. . . . . . . . . . . . . . . . . . . .       844
    18,750   Molex, Inc. . . . . . . . . . . . . . . . . . .       595
   104,000  *Symbol Technologies, Inc. . . . . . . . . . . .     4,108
   111,300  *Vishay Intertechnology, Inc . . . . . . . . . .     3,506
                                                               -------
                                                                 9,053

             ENVIRONMENTAL (1.4%)
    50,000   Browning-Ferris Industries, Inc . . . . . . . .     1,475
    73,000  *Sanifill, Inc.. . . . . . . . . . . . . . . . .     2,437
    13,000  *United Waste Systems, Inc.. . . . . . . . . . .       484
                                                               -------
                                                                 4,396

             EUROPEAN DIVERSIFIED (0.2%)
    20,000   Danka Business Systems Plc (ADR). . . . . . . .       740

             FINANCIAL SERVICES (6.5%)
    50,000   American Express Co.. . . . . . . . . . . . . .     2,069
    84,000  *CUC International, Inc. . . . . . . . . . . . .     2,867
    42,000   Countrywide Credit Industries, Inc. . . . . . .       913
    16,000  *Credit Acceptance Corp. . . . . . . . . . . . .       332
    25,000   First Data Corp.. . . . . . . . . . . . . . . .     1,672
   114,000   Green Tree Financial Corp.. . . . . . . . . . .     3,007
    20,000   Household International, Inc. . . . . . . . . .     1,182
    16,000   Loews Corp. . . . . . . . . . . . . . . . . . .     1,254
    62,500   Money Store, Inc. (The) . . . . . . . . . . . .       977
    63,500   Paychex, Inc. . . . . . . . . . . . . . . . . .     3,167
    52,000   Travelers Group Inc.. . . . . . . . . . . . . .     3,269
                                                               -------
                                                                20,709

             FOOD PROCESSING (0.5%)
    30,000   Heinz (H.J.) Co.. . . . . . . . . . . . . . . .       994
     9,000   Pioneer Hi-Bred International, Inc. . . . . . .       500
                                                               -------
                                                                 1,494

             FOOD WHOLESALERS (0.6%)
    80,000  *General Nutrition Companies, Inc. . . . . . . .     1,840

             FOREIGN ELECTRONICS/
             ENTERTAINMENT (0.6%)
    53,000   Philips Electronics N.V. (N.Y. Shares). . . . .     1,901

             FOREIGN
             TELECOMMUNICATIONS (0.8%)
    20,000   Reuters Holdings Plc Class "B" (ADR). . . . . .     1,103
    20,000   Telecom Corp. of
             New Zealand Ltd. (ADR). . . . . . . . . . . . .     1,387
                                                               -------
                                                                 2,490

             GOLD/SILVER MINING (0.1%)
    13,460  *FirstMiss Gold, Inc.. . . . . . . . . . . . . .       299

             GROCERY (2.2%)
    60,000  *Kroger Co.. . . . . . . . . . . . . . . . . . .     2,250
    94,400  *Safeway, Inc. . . . . . . . . . . . . . . . . .     4,862
                                                               -------
                                                                 7,112

                                        7




                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

             HEALTHCARE INFORMATION
             SYSTEMS (1.2%)
    35,000   HBO & Co. . . . . . . . . . . . . . . . . . . .   $ 2,682
    18,000  *Medic Computer Systems, Inc.. . . . . . . . . .     1,089
                                                               -------
                                                                 3,771

             HOME APPLIANCE (1.2%)
   106,000   Black & Decker Corp.. . . . . . . . . . . . . .     3,737

             HOMEBUILDING (0.3%)
    60,000  *Host Marriott Corp. . . . . . . . . . . . . . .       795

             HOTEL/GAMING (2.8%)
    60,000  *Bally Entertainment Corp. . . . . . . . . . . .       840
    45,000  *Circus Circus Enterprises, Inc. . . . . . . . .     1,254
     8,000  *HFS, Inc. . . . . . . . . . . . . . . . . . . .       654
    50,000  *Harrahs Entertainment, Inc. . . . . . . . . . .     1,213
    12,000   ITT Corp. . . . . . . . . . . . . . . . . . . .       636
    85,500   La Quinta Inns, Inc.. . . . . . . . . . . . . .     2,340
    60,000  *Mirage Resorts, Inc.. . . . . . . . . . . . . .     2,070
                                                               -------
                                                                 9,007

             HOUSEHOLD PRODUCTS (1.5%)
    43,680   Kimberly-Clark Corp.. . . . . . . . . . . . . .     3,615
    12,000   Procter & Gamble Co.. . . . . . . . . . . . . .       996
                                                               -------
                                                                 4,611

             INDUSTRIAL SERVICES (2.1%)
   214,000   Equitax, Inc. . . . . . . . . . . . . . . . . .     4,574
    65,000   Manpower, Inc.. . . . . . . . . . . . . . . . .     1,828
    30,000   Uniforce Services, Inc. . . . . . . . . . . . .       330
                                                               -------
                                                                 6,732

             INSURANCE-DIVERSIFIED (1.0%)
    34,000   American Bankers Insurance Group,
             Inc.. . . . . . . . . . . . . . . . . . . . . .     1,326
     6,000  *CNA Financial Corp. . . . . . . . . . . . . . .       681
    23,000   MGIC Investment Corp. . . . . . . . . . . . . .     1,248
                                                               -------
                                                                 3,255

             INSURANCE-PROPERTY
             & CASUALTY (1.2%)
    12,000   ITT Hartford Group, Inc.. . . . . . . . . . . .       580
    75,000  *20th Century Industries . . . . . . . . . . . .     1,491
   104,000   USF & G Corp. . . . . . . . . . . . . . . . . .     1,755

             MACHINERY (2.6%)
    40,000   Dover Corp. . . . . . . . . . . . . . . . . . .     1,475
    94,300   IDEX Corp.. . . . . . . . . . . . . . . . . . .     3,843
    72,000   Parker-Hannifin Corp. . . . . . . . . . . . . .     2,466
    15,750  *Raymond Corp. . . . . . . . . . . . . . . . . .       358
                                                               -------
                                                                 8,142

             MACHINERY-CONSTRUCTION
             & MINING (1.1%)
    45,000   Hamischleger Industries, Inc. . . . . . . . . .     1,496
    64,000   JLG Industries, Inc.. . . . . . . . . . . . . .     1,904
                                                               -------
                                                                 3,400

             MANUFACTURED HOUSING/
             RECREATIONAL VEHICLES (2.8%)
   203,000   Clayton Homes, Inc. . . . . . . . . . . . . . .     4,342
   122,000   Oakwood Homes Corp. . . . . . . . . . . . . . .     4,682
                                                               -------
                                                                 9,024

             MARITIME (0.1%)
    15,000   Stolt-Nielsen S.A.. . . . . . . . . . . . . . .       433

             MEDICAL SERVICES (1.5%)
    40,000  *Healthcare COMPARE Corp.. . . . . . . . . . . .     1,740
    85,000   Surgical Care Affilates, Inc. . . . . . . . . .     2,890
                                                               -------
                                                                 4,630

                                        8




                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

             MEDICAL SUPPLIES (8.2%)
    38,000   Becton, Dickinson & Co. . . . . . . . . . . . .   $ 2,850
    18,000  *Bio-Rad Laboratories, Inc. Class "A". . . . . .       765
    35,000  *Boston Scientific Corp. . . . . . . . . . . . .     1,715
    81,500   Cardinal Health, Inc. . . . . . . . . . . . . .     4,462
    56,600   Invacare Corp . . . . . . . . . . . . . . . . .     1,429
    41,000   Johnson & Johnson . . . . . . . . . . . . . . .     3,511
   105,000   Medtronic Inc.. . . . . . . . . . . . . . . . .     5,867
    43,640  *Nellcor Puritan-Bennett, Inc. . . . . . . . . .     2,531
    69,000  *St. Jude Medical, Inc.. . . . . . . . . . . . .     2,967
                                                               -------
                                                                26,097

             NATURAL GAS-DIVERSIFIED (1.7%)
    72,000   Panhandle Eastern Corp. . . . . . . . . . . . .     2,007
    20,000   Tenneco Inc.. . . . . . . . . . . . . . . . . .       992
    57,000   Williams Companies, Inc.. . . . . . . . . . . .     2,501
                                                               -------
                                                                 5,500

             NEWSPAPER (0.8%)
    84,000   New York Times Co. Class "A". . . . . . . . . .     2,489

             OFFICE EQUIPMENT
             & SUPPLIES (2.6%)
    80,000  *Office Depot, Inc.. . . . . . . . . . . . . . .     1,580
    60,000   Reynolds & Reynolds Co. Class "A" . . . . . . .     2,333
   179,125  *Staples, Inc. . . . . . . . . . . . . . . . . .     4,366
                                                               -------
                                                                 8,279

             OILFIELD SERVICES/
             EQUIPMENT (2.1%)
    24,000  *BJ Services Co. . . . . . . . . . . . . . . . .       696
    80,000   Haliburton Co.. . . . . . . . . . . . . . . . .     4,050
    19,000   Schlumberger Ltd. . . . . . . . . . . . . . . .     1,316
    20,000  *Smith International, Inc. . . . . . . . . . . .       470
                                                               -------
                                                                 6,532

             PACKAGING & CONTAINER (0.1%)
    14,000  *Sealed Air Corp.. . . . . . . . . . . . . . . .       394

             PAPER & FOREST
             PRODUCTS (0.5%)
    15,000   Boise Cascade Corp. . . . . . . . . . . . . . .       519
    40,000   James River Corp. of Virginia . . . . . . . . .       965
                                                               -------
                                                                 1,484

             PETROLEUM-INTEGRATED (2.5%)
    34,000   Amoco Corp. . . . . . . . . . . . . . . . . . .     2,444
    23,000   British Petroleum Co. Plc. (ADR). . . . . . . .     2,349
     9,000   Mobil Corp. . . . . . . . . . . . . . . . . . .     1,008
    50,000   Occidental Petroleum Corp.. . . . . . . . . . .     1,069
    20,000   Phillips Petroleum Co.. . . . . . . . . . . . .       682
    40,000   USX-Marathon Group. . . . . . . . . . . . . . .       780
                                                               -------
                                                                 8,332

             PRECISION INSTRUMENTS (1.5%)
    10,000  *Dionex Corp.. . . . . . . . . . . . . . . . . .       567
     8,000   Pacific Scientific Co.. . . . . . . . . . . . .       198
    32,000   Perkin-Elmer Corp.. . . . . . . . . . . . . . .     1,208
    55,000   Tektronix, Inc. . . . . . . . . . . . . . . . .     2,702
                                                               -------
                                                                 4,675

             RAILROAD (0.5%)
    20,000   Burlington Northern Santa Fe, Inc.. . . . . . .     1,560

             RECREATION (0.5%)
    29,000   Disney (Walt) Co. . . . . . . . . . . . . . . .     1,711

             RESTAURANT (0.4%)
    52,000   Applebee's International, Inc.. . . . . . . . .     1,183

             RETAIL-SPECIAL LINES (0.6%)
    26,000  *Micro Warehouse, Inc. . . . . . . . . . . . . .     1,125
    40,000  *Waban, Inc. . . . . . . . . . . . . . . . . . .       750
                                                               -------
                                                                 1,875

             RETAIL STORE (0.7%)
    35,000  *Consolidated Stores Corp. . . . . . . . . . . .       761
    77,468   Dollar General Corp.. . . . . . . . . . . . . .     1,608
                                                               -------
                                                                 2,369

                                        9





                                                                 Value
Shares                                                       (IN THOUSANDS)
--------------------------------------------------------------------------------

             SEMICONDUCTOR (0.6%)
    32,000   Intel Corp. . . . . . . . . . . . . . . . . . . $   1,816

             SHOE (0.7%)
    34,000   NIKE, Inc. Class "B". . . . . . . . . . . . . .     2,367

             TELECOMMUNICATIONS
             EQUIPMENT (0.6%)
    50,000  *ADC Telecommunications, Inc.. . . . . . . . . .     1,825
    54,000  *Andrew Corp.. . . . . . . . . . . . . . . . . .     2,065
    20,000  *Colonial Data Technologies Corp.. . . . . . . .       410
    20,000  *Qualcomm Incorporated . . . . . . . . . . . . .       860
                                                               -------
                                                                 5,160

             TELECOMMUNICATIONS
             SERVICE (1.6%)
    37,000   Century Telephone Enterprises, Inc. . . . . . .     1,175
    50,000   Cincinnati Bell Inc.. . . . . . . . . . . . . .     1,737
    58,000  *Worldcom, Inc.. . . . . . . . . . . . . . . . .     2,045
                                                               -------
                                                                 4,957

             TOBACCO (1.7%)
    60,000   Philip Morris Companies, Inc. . . . . . . . . .     5,430

             TOILETRIES/COSMETICS (0.1%)
    22,000  *Helen of Troy Ltd.. . . . . . . . . . . . . . .       462

             TRUCKING/TRANSPORTATION
             LEASING (0.4%)
    50,000   Consolidated Freightways, Inc.. . . . . . . . .     1,325

             OTHER (0.9%)
    60,000   Blount International, Inc. Class "A". . . . . .     1,575
    15,000  *GTECH Holdings Corp.. . . . . . . . . . . . . .       390
    40,000   Jostens, Inc. . . . . . . . . . . . . . . . . .       970
                                                               -------
                                                                 2,935
                                                               -------

             TOTAL COMMON STOCKS
             AND TOTAL INVESTMENT
             SECURITIES (95.1%)
             (COST $223,758) . . . . . . . . . . . . . . . . $ 301,972
                                                             ---------


  Principal                                                     Value
   Amount                                               (IN THOUSANDS EXCEPT
(IN THOUSANDS)                                            PER-SHARE AMOUNT)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (4.8%)

             U.S. GOVERNMENT AGENCY
             OBLIGATIONS (4.7%)
  $ 15,000   Federal National Mortgage
               Association Discount Notes,
               5.67%, 1/17/96. . . . . . . . . . . . . . . .      14,962

             REPURCHASE AGREEMENT (0.1%)
             (INCLUDING ACCRUED INTEREST)
       300   Collateralized by $320,000 U.S.
               Treasury Bills due 9/19/96, with
               a value of $308,340 (with First
               Chicago Capital Markets, Inc.,
               5.70%, dated 12/29/95, due 1/2/96,
               delivery value of $300,190) . . . . . . . . .         300
                                                                 -------

             TOTAL SHORT-TERM
             INVESTMENTS (COST $15,262). . . . . . . . . . .      15,262
                                                                 -------

CASH AND RECEIVABLES LESS
LIABILITIES (0.1%) . . . . . . . . . . . . . . . . . . . . .         335
                                                                 -------

NET ASSETS (100%). . . . . . . . . . . . . . . . . . . . . .   $ 317,569
                                                                 -------
                                                                 -------

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER OUTSTANDING
SHARE ($317,569,000 DIVIDED BY 18,017,439
SHARES OF CAPITAL STOCK OUTSTANDING) . . . . . . . . . . . .   $   17.63
                                                                 -------
                                                                 -------

* Non-income producing

                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS
AND LIABILITIES
AT DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                  Dollars
                                                                (IN THOUSANDS
                                                                EXCEPT PER-
                                                                SHARE AMOUNT)
                                                                -------------


ASSETS:
Investment securities, at value
  (cost-$223,758). . . . . . . . . . . . . . . . . . . . . .      $ 301,972

Short-term investments (cost-$15,262). . . . . . . . . . . .         15,262
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .             82
Receivable for capital shares sold . . . . . . . . . . . . .            455
Dividends receivable . . . . . . . . . . . . . . . . . . . .            320
                                                                -----------
  TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .        318,091
                                                                -----------

LIABILITIES:
Payable for capital shares repurchased . . . . . . . . . . .            209
Accrued expenses:
  Advisory fee . . . . . . . . . . . . . . . . . . . . . . .            181
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . .            132
                                                                -----------
  TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .            522
                                                                -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $ 317,569
                                                                -----------
                                                                -----------

NET ASSETS CONSIST OF:
Capitol stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  18,017,439 shares) . . . . . . . . . . . . . . . . . . . .      $  18,017
Additional paid-in capital . . . . . . . . . . . . . . . . .        220,139
Undistributed net realized gain on
  investments. . . . . . . . . . . . . . . . . . . . . . . .          1,199
Unrealized net appreciation of investments . . . . . . . . .         78,214
                                                                -----------
  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $ 317,569
                                                                -----------
                                                                -----------

  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  OUTSTANDING SHARE ($317,569,000
  DIVIDED BY 18,017,439 SHARES OUTSTANDING). . . . . . . . .      $   17.63
                                                                -----------
                                                                -----------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                   Dollars
                                                                (IN THOUSANDS)
                                                                --------------

INVESTMENT INCOME:
Dividends (Net of foreign withholding. . . . . . . . .             $  2,758
   taxes of $32)
Interest . . . . . . . . . . . . . . . . . . . . . . .                1,902
                                                                -----------
   TOTAL INCOME. . . . . . . . . . . . . . . . . . . .                4,660
                                                                -----------

EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . .                1,999
Transfer agent fees. . . . . . . . . . . . . . . . . .                  192
Custodian fees . . . . . . . . . . . . . . . . . . . .                   51
Auditing and legal fees. . . . . . . . . . . . . . . .                   49
Postage. . . . . . . . . . . . . . . . . . . . . . . .                   48
Telephone and wire charges . . . . . . . . . . . . . .                   36
Printing and stationery. . . . . . . . . . . . . . . .                   35
Registration and filing fees . . . . . . . . . . . . .                   34
Insurance, dues, and other . . . . . . . . . . . . . .                   16
Directors' fees and expenses . . . . . . . . . . . . .                   12
                                                                -----------
   TOTAL EXPENSES. . . . . . . . . . . . . . . . . . .                2,472
                                                                -----------
INVESTMENT INCOME-NET. . . . . . . . . . . . . . . . .                2,188
                                                                -----------

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS-NET:

   Realized Gain-Net . . . . . . . . . . . . . . . . .               23,442

   Change in Unrealized Appreciation . . . . . . . . .               56,791
                                                                -----------

NET REALIZED GAIN AND CHANGE IN UNREALIZED
   APPRECIATION ON INVESTMENTS . . . . . . . . . . . .               80,233
                                                                -----------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS. . . . . . . . . . . . . . . . . . . . .             $ 82,421
                                                                -----------
                                                                -----------

                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
FOR YEARS ENDED DECEMBER 31, 1995 AND 1994
--------------------------------------------------------------------------------

                                                                    1995           1994
                                                                 -----------     ----------
                                                                    (DOLLARS IN THOUSANDS)

OPERATIONS:
   Investment income-net . . . . . . . . . . . . . . . . . .      $   2,188      $   1,592
   Realized gain on investments-net. . . . . . . . . . . . .         23,442         20,073
   Change in unrealized appreciation . . . . . . . . . . . .         56,791        (35,685)
                                                                 -----------     ----------
   Net increase (decrease) in net assets from operations . .         82,421        (14,020)
                                                                 -----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Investment income-net . . . . . . . . . . . . . . . . . .         (2,188)        (1,623)
   Realized gain from investment transactions-net. . . . . .        (20,199)       (42,328)
                                                                 -----------     ----------
   Total distributions . . . . . . . . . . . . . . . . . . .        (22,387)       (43,951)
                                                                 -----------     ----------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares. . . . . . . . . . . . .         36,240         32,423
   Net proceeds from reinvestment of distributions
    to shareholders. . . . . . . . . . . . . . . . . . . . .         20,990         41,389
   Cost of shares repurchased. . . . . . . . . . . . . . . .        (72,458)       (74,173)
                                                                 -----------     ----------
   Decrease from capital share transactions. . . . . . . . .        (15,228)          (361)
                                                                 -----------     ----------

   TOTAL INCREASE (DECREASE) . . . . . . . . . . . . . . . .         44,806        (58,332)

NET ASSETS:
   Beginning of year . . . . . . . . . . . . . . . . . . . .        272,763        331,095
                                                                 -----------     ----------
   End of year . . . . . . . . . . . . . . . . . . . . . . .      $ 317,569      $ 272,763
                                                                 -----------     ----------
                                                                 -----------     ----------

                                               SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS                                   DECEMBER 31,1995
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income-tax or excise-tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income-tax purposes on the identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.   CAPITAL SHARE TRANSACTIONS, DIVIDENDS
     AND DISTRIBUTIONS TO SHAREHOLDERS
Transactions in capital stock were as follows (in thousands, except per-share amounts):

------------------------------------------------------------------------------

                                                       1995          1994
                                                     --------      --------
Shares sold. . . . . . . . . . . . . . . . . . . .     2,229          1,879
Shares issued to shareholders in
   reinvestment of dividends and
   distributions . . . . . . . . . . . . . . . . .     1,205          2,912
                                                     --------     ----------
                                                       3,434          4,791
Shares repurchased . . . . . . . . . . . . . . . .     4,406          4,295
                                                     --------     ----------
Net (decrease) increase. . . . . . . . . . . . . .      (972)           496
                                                     --------     ----------
                                                     --------     ----------
Dividends per share. . . . . . . . . . . . . . . .   $  .123      $  .09500
                                                     --------     ----------
                                                     --------     ----------
Distributions per share from
   net realized gains. . . . . . . . . . . . . . .   $ 1.197      $ 2.61005
                                                     --------     ----------
                                                     --------     ----------

3.   PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:


                                                                   1995
                                                              (in thousands)
                                                              --------------
PURCHASES:

Investment Securities. . . . . . . . . . . . . . .                $ 209,496
                                                              --------------
                                                              --------------

SALES:

Investment Securities. . . . . . . . . . . . . . .                $ 212,748
                                                              --------------
                                                              --------------

At December 31, 1995, the aggregate cost of investment securities and short-term investments for federal income-tax purposes was $239,038,000. The aggregate appreciation and depreciation of investments at December 31, 1995, based on a comparison of investment values and their costs for federal income-tax purposes, were $81,325,000 and $3,129,000, respectively, resulting in a net appreciation of $78,196,000.

4.   INVESTMENT ADVISORY CONTRACT,
     MANAGEMENT FEES, AND TRANSACTIONS
     WITH AFFILIATES
An advisory fee of $1,999,000 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the year ended December 31, 1995. This was computed at the annual rate of .70% of the first $100 million of the Fund's average daily net assets, plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund's shares are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. No such reimbursement was required for the year ended December 31, 1995.

A fee of $5,760 for printing services was paid or payable to the Adviser for the year ended December 31, 1995.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1995, the Fund paid brokerage commissions totalling $300,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 2,216,962 shares of the Fund's capital stock, representing 12.3% of the outstanding shares at December 31, 1995. In addition, certain officers and directors of the Fund owned 136,527 shares of the Fund, representing 0.8% of the outstanding shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                            1995           1994           1993           1992           1991
                                                        ----------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR. . . . . .            $   14.36      $   17.90      $   18.16      $   20.17      $   14.42
                                                        ----------     ----------     ----------     ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . .                  .12            .10            .08            .16            .22
   Net gains or losses on securities
     (both realized and unrealized). . . . .                 4.47           (.93)          1.13            .73           6.69
                                                        ----------     ----------     ----------     ----------     ----------
   Total from investment operations. . . . .                 4.59           (.83)          1.21            .89           6.91
                                                        ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Dividends from net investment income. . .                 (.12)          (.10)          (.08)          (.17)          (.24)
   Distributions from capital gains. . . . .                (1.20)         (2.61)         (1.39)         (2.73)          (.92)
                                                        ----------     ----------     ----------     ----------     ----------
   Total distributions . . . . . . . . . . .                (1.32)         (2.71)         (1.47)         (2.90)         (1.16)
                                                        ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . .            $   17.63      $   14.36      $   17.90        $ 18.16        $ 20.17
                                                        ----------     ----------     ----------     ----------     ----------
                                                        ----------     ----------     ----------     ----------     ----------

TOTAL RETURN . . . . . . . . . . . . . . . .                32.12%         -4.47%          6.82%          4.69%         48.86%
                                                        ----------     ----------     ----------     ----------     ----------
                                                        ----------     ----------     ----------     ----------     ----------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (in thousands) . . .            $ 317,569       $272,763      $ 331,095      $ 327,431      $ 320,635
Ratio of operating expenses to
   average net assets. . . . . . . . . . . .                  .83%           .82%           .80%           .84%           .71%
Ratio of net investment income to
   average net assets. . . . . . . . . . . .                  .73%           .54%           .41%           .90%          1.35%

Portfolio turnover rate. . . . . . . . . . .                   78%           150%           120%           128%           109%

                                               SEE NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF THE VALUE LINE FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Fund, Inc. (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036

February 16, 1996